3. Fair Value of Financial Instruments (Sept. 2018 Note) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs Level 1 [Member]
Put option derivative liability	$ 0	$ 0
Fair Value Inputs Level 2 [Member]
Put option derivative liability	0	0
Fair Value Inputs Level 3 [Member]
Put option derivative liability	$ 0	$ 9,195	$ 57,922